Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share
Profit attributable to the Parent	R$ 8,924,064	R$ 7,334,563	R$ 9,783,740
Basic earnings per 1,000 shares (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares	R$ 1,133.43	R$ 929.93	R$ 1,236.96
Preferred shares	R$ 1,246.77	R$ 1,022.92	R$ 1,360.66
Net Profit attributable - Basic (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares	R$ 4,332,026	R$ 3,560,288	R$ 4,748,896
Preferred shares	R$ 4,592,038	R$ 3,774,275	R$ 5,034,844
Weighted average shares outstanding (in thousands) - Basic
Earnings per share (Brazilian Reais)
Common shares	3,822,057	3,828,555	3,839,159
Preferred shares	3,683,145	3,689,696	3,700,299